Convertible Preferred Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended			3 Months Ended
	Sep. 22, 2020	Apr. 17, 2020	Aug. 31, 2021	Sep. 30, 2018	Aug. 31, 2017	Sep. 30, 2020	Jun. 30, 2020
Share options
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)					2,650,980	2,650,980
Proceeds from Issuance of Convertible Preferred Stock					$ 3.9
Preferred shares issuance costs					$ 0.1
Convertible A preferred stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)				7,131,525		7,131,525
Proceeds from Issuance of Convertible Preferred Stock				$ 35.4
Preferred shares issuance costs				$ 0.3
Convertible B preferred stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)						6,636,667
Proceeds from Issuance of Convertible Preferred Stock		$ 56.3	$ 5.3
Preferred shares issuance costs		0.3
Proceeds from Issuance of Debt		$ 80.0
Convertible preferred shares (in shares)		4,487,533	425,871
Conversion of notes into B convertible preferred shares (in shares)		1,723,263					1,723,263
Issuance price of Series B convertible preferred shares (in dollars per share)		$ 1.42
Ordinary Shares | Common Stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)	16,419,172					16,419,172